REINSURANCE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reinsurance Disclosures [Abstract]
Written premiums, Direct	$ 4,641	$ 5,115	$ 5,031
Written premiums, Assumed	13,065	13,117	11,606
Written premiums, Ceded	(2,193)	(2,418)	(1,907)
Net written premiums	15,513	15,814	14,730
Premiums earned, Direct	4,921	4,977	4,733
Premiums earned, Assumed	13,067	12,458	10,518
Premiums earned, Ceded	(2,429)	(2,248)	(1,807)
Net premiums earned	15,560	15,187	13,443
Incurred losses and LAE, Direct	4,352	5,465	3,209
Incurred losses and LAE, Assumed	8,083	7,464	5,870
Incurred losses and LAE, Ceded	(1,698)	(1,624)	(651)
Retroactive reinsurance adjustment	122	0	0
Incurred losses and LAE	10,859	$ 11,305	$ 8,427
Policyholder benefits and claims incurred, retroactive reinsurance adjustment, consideration paid	1,372
Policyholder benefits and claims incurred, retroactive reinsurance adjustment, ceded loss reserves	1,250
Policyholder benefits and claims incurred, retroactive reinsurance adjustment gain (loss), before tax	$ 122